Subsequent Events (Details) (Scorpio)	0 Months Ended
Nov. 26, 2013 item
Subsequent Events
Number of directors that can be appointed by Scorpio with specified percentage of ownership interest	1
Minimum
Subsequent Events
Percentage of ownership interest required by Scorpio to appoint a director	10.00%